POST-EMPLOYMENT BENEFITS - Sensitivity analysis (Details) - Defined benefit pension plan R$ in Thousands	Dec. 31, 2017 BRL (R$)
Discount rate
Sensitivity analysis
Rate increase (as a percent)	0.25%
Rate decrease (as a percent)	0.25%
Increase in defined benefit obligation	R$ 579,980
Decrease in defined benefit obligation	R$ 551,847
Medical costs
Sensitivity analysis
Rate increase (as a percent)	0.25%
Rate decrease (as a percent)	0.25%
Increase in defined benefit obligation	R$ 5,947
Decrease in defined benefit obligation	7,502
Life expectancy
Sensitivity analysis
Increase in defined benefit obligation	490,696
Decrease in defined benefit obligation	R$ 497,409